Employment and Stock Option Agreements (Details Textual) (2007 Omnibus Equity Compensation Plan)	Oct. 31, 2009	Jan. 31, 2007
2007 Omnibus Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for issuance (in shares)	4,200,000	2,100,000